Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment Details Narrative
Depreciation expenses	$ 10,090	$ 1,229	$ 26,442	$ 4,734